Related Party Transactions - Schedule of Remuneration of Directors and Key Management Personnel (Details) - Directors and Key Management Personnel [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Consulting fees	$ 230,000	$ 215,078
Salaries	633,957	403,180
Share-based compensation	357,349	129,980
Total	$ 1,221,306	$ 748,238